FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2020
Nonoperating Income (Expense) [Abstract]
FINANCIAL INCOME, NET

NOTE 14:-FINANCIAL INCOME, NET

	Year ended December 31,
	2020	2019	2018

Bank charges	$(539)	$(533)	$(310)
Income (expenses) related to hedging activity	(5,529)	963	1,435
Amortization of debt discount and issuance costs	(29,954)	(20,938)	(10,004)
Exchange rate loss	(2,352)	(2,905)	(3,522)
Other financial income(1)	69,042	-	-

Total expenses	30,668	(23,413)	(12,401)

Interest income	16,391	19,792	9,607

Total financial income (expenses), net	$47,059	$(3,621)	$(2,794)

(1)	This includes $66,709 of appreciation of valuation related to holdings in a privately held company, which the Company has held since 2012.